Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 3	$ 12	$ 2
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	221	(324)	(148)
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(67)	(96)	(129)
Net of income tax (provision) recovery, unrealized (losses) on hedges of net foreign operations	(205)	80	208
Net of income tax recovery, net unrealized gains (losses) on fair value through OCI equity securities	1	0	4
Net of income tax (provision), net gains on remeasurement of pension and other employee future benefit plans	(21)	(34)	(8)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	93	(4)	34
Debt securities
Statement [Line Items]
Net of income tax (provision) unrealized gains on fair value through OCI debt securities	$ (73)	$ (52)	$ (45)